Employee Benefit Plans and Postretirement Benefits - Cash Flows Related to Total Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2020	$ 136
2021	135
2022	138
2023	142
2024	138
2025 - 2029	713
Total	1,402
Healthcare
Defined Benefit Plan Disclosure [Line Items]
2020	33
2021	32
2022	30
2023	30
2024	29
2025 - 2029	139
Total	293
Medicare Part D Reimbursement
Defined Benefit Plan Disclosure [Line Items]
2020	0
2021	0
2022	0
2023	0
2024	0
2025 - 2029	(1)
Total	(1)
Other
Defined Benefit Plan Disclosure [Line Items]
2020	31
2021	27
2022	30
2023	28
2024	28
2025 - 2029	137
Total	$ 281